CONSOLIDATED STATEMENT OF FINANCIAL POSITION S/ in Thousands, $ in Thousands	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)
Cash and due from banks:
Non-interest-bearing	S/ 7,649,640	S/ 7,535,259
Interest-bearing	41,394,817	40,119,937
Total cash	49,044,457	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowing	2,177,200	1,033,177
Investments:
At fair value through profit or loss	4,957,236	4,715,343
At fair value through other comprehensive income	33,043,160	34,208,187
At fair value through other comprehensive income pledged as collateral	5,990,889	5,934,451
Total	39,034,049	40,142,638
Amortized cost	8,490,126	7,904,517
Amortized cost pledged as collateral	323,531	1,063,360
Total investments at amortized cost, net	8,813,657	8,967,877
Loans, net:
Loans, net of unearned income	149,984,954	145,732,273
Allowance for loan losses	(7,669,950)	(7,994,977)
Total loans, net	142,315,004	137,737,296
Financial assets designated at fair value through profit or loss	992,429	932,734
Reinsurance contract assets	708,560	841,170
Property, furniture and equipment, net	2,069,017	1,438,609
Due from customers on banker’s acceptances	345,906	528,184
Intangible assets and goodwill, net	4,764,394	3,289,157
Right-of-use assets, net	603,441	402,538
Deferred tax assets, net	1,391,636	1,170,866
Other assets	10,145,547	7,234,155
Total assets	267,362,533	256,088,940
Deposits and obligations:
Non-interest-bearing	52,217,286	47,160,191
Interest-bearing	118,184,347	114,681,875
Total	170,401,633	161,842,066
Payables from repurchase agreements and securities lending	8,243,787	9,060,710
Due to banks and correspondents	10,675,238	10,754,385
Due from customers on banker’s acceptances	345,906	528,184
Lease liabilities	612,259	404,817
Financial liabilities at fair value through profit or loss	1,055,893	151,485
Insurance contract liability	14,264,155	13,422,285
Bonds and notes issued	14,025,535	17,268,443
Deferred tax liabilities, net	376,939	59,025
Other liabilities	8,265,079	7,620,306
Total liabilities	228,266,424	221,111,706
Equity attributable to Credicorp’s equity holders:
Capital stock	1,318,993	1,318,993
Treasury stock	(209,845)	(208,879)
Capital surplus	148,729	176,307
Reserves	29,648,582	27,202,665
Other Reserves	544,767	214,627
Retained earnings	6,915,724	5,642,738
Total equity attributable to owners of parent	38,366,950	34,346,451
Non-controlling interest	729,159	630,783
Total equity	39,096,109	34,977,234
Total liabilities and equity	S/ 267,362,533	S/ 256,088,940